INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Gross Amount	$ 2,907,000		$ 2,907,000		$ 2,969,000
Accumulated Amortization	1,056,000		1,056,000		1,128,000
Net Amount	1,851,000		1,851,000		1,841,000
Amortization of intangible assets	100,000	$ 100,000	319,000	$ 377,000
Capitalized costs	$ 200,000		$ 200,000
ConnectM Before Business Combination
INTANGIBLE ASSETS
Gross Amount					2,968,803	$ 3,126,940
Accumulated Amortization					(1,127,928)	(785,381)
Net Amount					1,840,875	2,341,559
Amortization of intangible assets					517,175	352,593
Capitalized costs					97,446
ConnectM Before Business Combination | Customer relationships
INTANGIBLE ASSETS
Gross Amount					1,445,000	1,523,000
Accumulated Amortization					(582,256)	(379,742)
Net Amount					$ 862,744	1,143,258
Estimated useful life					15 years
ConnectM Before Business Combination | Tradename
INTANGIBLE ASSETS
Gross Amount					$ 923,000	999,000
Accumulated Amortization					(216,501)	(173,777)
Net Amount					706,499	825,223
ConnectM Before Business Combination | Noncompetition agreements
INTANGIBLE ASSETS
Gross Amount					126,000	169,000
Accumulated Amortization					(82,037)	(77,282)
Net Amount					$ 43,963	91,718
Estimated useful life					5 years
ConnectM Before Business Combination | Intellectual property
INTANGIBLE ASSETS
Gross Amount					$ 35,186	35,186
Accumulated Amortization					(20,073)	(15,613)
Net Amount					15,113	19,573
ConnectM Before Business Combination | Internally developed software
INTANGIBLE ASSETS
Gross Amount					439,617	400,754
Accumulated Amortization					(227,061)	(138,967)
Net Amount					$ 212,556	$ 261,787
Estimated useful life					3 years
ConnectM Before Business Combination | Maximum
INTANGIBLE ASSETS
Estimated useful life					15 years
ConnectM Before Business Combination | Maximum | Tradename
INTANGIBLE ASSETS
Estimated useful life					10 years
ConnectM Before Business Combination | Maximum | Intellectual property
INTANGIBLE ASSETS
Estimated useful life					15 years
ConnectM Before Business Combination | Minimum
INTANGIBLE ASSETS
Estimated useful life					3 years
ConnectM Before Business Combination | Minimum | Tradename
INTANGIBLE ASSETS
Estimated useful life					3 years
ConnectM Before Business Combination | Minimum | Intellectual property
INTANGIBLE ASSETS
Estimated useful life					3 years